Property and Equipment Net (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 6,284,893	$ 1,987,265
Furniture, fixtures and equipment	4,217,114	2,953,863
Motor vehicles	1,053,463	741,551
Software	2,593,932	1,378,745
Property, Plant and Equipment, Gross, Total	14,149,402	7,061,424
Accumulated depreciation	(5,409,226)	(3,429,370)
Property Plant And Equipment Net Excluding Construction In Progress, Total	8,740,176	3,632,054
Construction in progress	672,137	755,899
Property and equipment, net	$ 9,412,313	$ 4,387,953